Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of presentation
Schedule of company and its subsidiaries and other entities consolidated on a basis other than of ownership

	Operations	December 31, 2022	December 31, 2021
Business name	Location	ownership %	ownership %
CLF AZ, Inc.	AZ	100%	100%
CLF NY, Inc.	NY	100%	100%
Curaleaf CA, Inc.	CA	100%	100%
Curaleaf KY, Inc.	KY	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	OH	100%	100%
Curaleaf PA, LLC	PA	100%	100%
Curaleaf, Inc.	MA	100%	100%
Focused Investment Partners, LLC	MA	100%	100%
CLF Maine, Inc.	ME	100%	100%
PalliaTech CT, Inc.	CT	100%	100%
CLF Oregon, LLC (formerly PalliaTech OR, LLC)	OR	100%	100%
PalliaTech Florida, Inc.	FL	100%	100%
PT Nevada, Inc.	NV	100%	100%
CLF Sapphire Holdings, Inc.	OR	100%	100%
Curaleaf NJ II, Inc.	NJ	100%	100%
Focused Employer, Inc.	MA	100%	100%
GR Companies, Inc.	IL	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	UT	100%	100%
Curaleaf Processing, Inc	MA	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	AL	100%	100%
Curaleaf International Holdings Limited	Guernsey	68.5%	68.5%
CLF MD Processing, LLC	MD	-	-
Windy City Holding Company, LLC	IL	-	-
Grassroots OpCo AR, LLC	IL	-	-
Remedy Compassion Center, Inc	ME	-	-
Primary Organic Therapy, Inc (d/b/a Maine Organic Therapy)	ME	-	-
Broad Horizon Holdings, LLC	MA	-	-

Schedule of estimated useful life of property, plant and equipment

Estimated useful life
Information technology	3-5 years
Furniture and fixtures	3-7 years
Building and improvements	15-39 years
Leasehold improvements	Remaining useful life or lease term

Schedule of estimated useful lives of finite lived intangible assets

Estimated useful life
Licenses and service agreements	5-30 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Non-compete agreements	1-15 years
Customer list	1-5 years